BENEFIT PLANS (Details 11) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 197,398	¥ 183,003	¥ 166,697
Estimated future contribution	11,974
Domestic | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 96,925	94,907
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan Target Plan Asset Allocations	50.00%
Domestic | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 2,231	1,550
Domestic | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,814	9,678
Domestic | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	23,399	21,358
Domestic | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	15,433	18,819
Domestic | Pooled Funds Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,922	7,363
Domestic | Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,088
Domestic | Debt long/short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		3,023
Domestic | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 18,826	13,338
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan Target Plan Asset Allocations	10.00%
Domestic | Large-Scale solar power generation business funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 4,831	2,739
Domestic | Other types of investments pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,006
Domestic | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,505	1,448
Domestic | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 18,506	7,692
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan Target Plan Asset Allocations	5.00%
Domestic | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 40,572	37,739
Domestic | Level 1 | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,231	1,550
Domestic | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,814	9,678
Domestic | Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	14,021	18,819
Domestic | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	18,506	7,692
Domestic | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	131,664	127,739
Domestic | Level 2 | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	96,925	94,907
Domestic | Level 2 | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	23,399	21,358
Domestic | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,412
Domestic | Level 2 | Pooled Funds Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,922	7,363
Domestic | Level 2 | Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,088
Domestic | Level 2 | Debt long/short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		3,023
Domestic | Level 2 | Other types of investments pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,006
Domestic | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	25,162	17,525	7,434
Domestic | Level 3 | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	18,826	13,338
Domestic | Level 3 | Large-Scale solar power generation business funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	4,831	2,739
Domestic | Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,505	1,448
Foreign
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	36,049	29,999	¥ 24,209
Estimated future contribution	1,284
Foreign | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	9,479	8,278
Foreign | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	685	573
Foreign | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,310	1,076
Foreign | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	995	878
Foreign | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	21,898	18,306
Foreign | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,589	776
Foreign | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	93	112
Foreign | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	10,257	8,963
Foreign | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	9,479	8,278
Foreign | Level 1 | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	685	573
Foreign | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	93	112
Foreign | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	25,792	21,036
Foreign | Level 2 | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,310	1,076
Foreign | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	995	878
Foreign | Level 2 | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	21,898	18,306
Foreign | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 1,589	¥ 776